Fair Value of Options (Detail) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2009 Stock Options Minimum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2009 Stock Options Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	$ 4.63	$ 3.30	$ 9.90	$ 12.09	$ 7.83	$ 6.09	$ 5.30	$ 3.83	$ 1.74	$ 1.60	$ 4.44	$ 2.42	$ 6.09	$ 1.60	$ 10.05	$ 12.13	$ 5.30